SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital
The share capital of the Company as of December 31, 2023 and 2022 comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT SHARE AMOUNTS	2023		2022
	Number of shares	Carrying Value	Number of shares	Carrying Value
Issued:
Class A redeemable junior preferred shares	100,460,280	$2,694	100,460,280	$2,580
Class A exchangeable shares	15,311,749	615	9,594,989	422
Class A-1 exchangeable shares	28,073,777	961	—	—
Class B shares	24,000	1	24,000	1
Class C shares	102,056,784	3,607	40,934,623	1,467

Schedule of Movement of Shares Issued and Outstanding
The movement of shares issued and outstanding is as follows:
\

	Class A redeemable junior preferred shares	Class A exchangeable shares	Class A-1 exchangeable shares	Class B shares	Class C shares
Outstanding as of Jan. 1, 2021	—	—	—	—	—
Issuances	—	10,877,989	—	24,000	23,544,548
Outstanding as of Dec. 31, 2021	—	10,877,989	—	24,000	23,544,548
Issuances	100,460,280	—	—	—	11,270,466
Conversions	—	(1,283,000)	—	—	6,119,609
Outstanding as of Dec. 31, 2022	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	1,165,000	32,934,574	—	60,741,893
Conversions	—	4,551,760	(4,860,797)	—	380,268
Outstanding as of Dec. 31, 2023	100,460,280	15,311,749	28,073,777	24,000	102,056,784